Time charter revenues (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Disclosure of components of operating lease income
The components of operating lease income are as follows:

	Year ended	Year ended	Period from March 17 to
(in thousands of $ )	December 31, 2023	December 31, 2022	December 31, 2021
Time charter revenues	36,736	—	—

Disclosure of maturity of future undiscounted minimum lease payments to be received
The future undiscounted minimum lease payments to be received under our fixed rate contracts as of December 31, 2023 are as follows:

(in thousands of $)
2024(1)	19,614
2025	1,920
Total	21,534

(1) This includes index linked charters that were converted to fixed rate time charters for varying periods from December 1, 2023 to March 31, 2024. Subsequent to the year-end, index linked charters for three vessels were converted to fixed rate time charters for varying periods from February 1, 2024 to December 31, 2024, the impact of which has been excluded from this table.